Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business [Abstract]
Description of Business

Note 1. Description of Business

HeartWare International, Inc., referred to in these notes collectively with its subsidiaries HeartWare Pty. Limited, HeartWare, Inc., HeartWare (UK) Limited, HeartWare GmbH and HeartWare France as “we,” “our,” “HeartWare” or the “Company”, is a medical device company that develops and manufactures miniaturized implantable heart pumps, or ventricular assist devices, to treat patients suffering from advanced heart failure.

The HeartWare Ventricular Assist System (the “HeartWare System”), which includes a ventricular assist device (“VAD”), or blood pump, patient accessories and surgical tools, is designed to provide circulatory support for patients in the advanced stage of heart failure. The core of the HeartWare System is a proprietary continuous flow blood pump, the HVAD Pump, which is a full-output device capable of pumping up to 10 liters of blood per minute. The HeartWare System is designed to be implanted adjacent to the heart, avoiding the abdominal surgery generally required to implant similar devices.

In 2009, we received CE Marking for the HeartWare System in the European Union allowing for commercial sale and distribution of our device. In the U.S., the device is the subject of clinical trials for two indications: bridge-to-transplant and destination therapy. Our device is also available in other countries around the world under special access programs. In February 2012, we were notified that a FDA Circulatory System Devices Panel of the Medical Devices Advisory Committee will review our application on April 25, 2012.

Beyond the HeartWare System, we are also evaluating our next generation device, the MVAD Pump. The MVAD Pump is a development-stage miniature ventricular assist device, approximately one-third the size of the HVAD Pump. The MVAD Pump is based on the same proprietary impeller suspension technology used in the HVAD Pump, with its single moving part held in place through a combination of passive-magnetic and hydrodynamic forces. Like the HVAD Pump, the MVAD Pump is designed to support the heart’s full cardiac output, yet also has the capability for partial support. We are currently preparing to commence human clinical studies in 2012. The MVAD Pump is designed to be implantable by surgical techniques that are even less invasive than those required to implant the HVAD Pump.

We are headquartered in Framingham, Massachusetts. We have operations and manufacturing facilities in Miami Lakes, Florida, a development and operations facility in Sydney, Australia and a distribution and customer service facility in Hannover, Germany.

HeartWare International, Inc. shares trade on the NASDAQ Stock Market under the symbol of “HTWR”. The Company’s shares also trade on the Australian Securities Exchange (“ASX”) in the form of CHESS Depositary Interests (“CDIs”) under the symbol of “HIN”. Each CDI represents 1/35th of a share of common stock.